Earnings Per Share (Details 1) (Employee Stock Option [Member], Warrant [Member])	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Employee Stock Option [Member] | Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock options and warrants	0	949,498